Intangible assets and goodwill - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Cost	$ 97,830	$ 101,417
Accumulated amortization	50,214	46,423
Net book value	47,616	54,994
Power sales contracts
Finite-Lived Intangible Assets [Line Items]
Cost	56,206	60,775
Accumulated amortization	38,931	36,063
Net book value	17,275	24,712
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Cost	26,797	26,795
Accumulated amortization	10,104	9,476
Net book value	16,693	17,319
Interconnection agreements
Finite-Lived Intangible Assets [Line Items]
Cost	14,827	13,847
Accumulated amortization	1,179	884
Net book value	$ 13,648	$ 12,963